Acquisition and Other - Bowtie Life Insurance Company Limited Narrative (Details) - Bowtie Life Insurance Company Limited $ in Millions	Jul. 15, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	11.00%
Ownership percentage after acquisition	55.80%
Total consideration	$ 55
Existing ownership interest remeasured to fair value	224
Gain on disposition	176
Contractual obligation to purchase existing equity	$ 14